UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04632

The European Equity Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 36.3%
	COMMON STOCKS – 32.5%
	AIRLINES – 2.1%
97,000	Deutsche Lufthansa*	$2,058,451
	AUTOMOBILES – 4.4%
60,000	Daimler*†	4,244,229
	CHEMICALS – 4.4%
21,000	Lanxess	1,572,791
11,000	Linde	1,739,623
4,300	Wacker Chemie	968,340
		4,280,754
	CONSTRUCTION MATERIALS – 2.6%
36,000	HeidelbergCement	2,517,675
	ELECTRIC UTILITIES – 1.2%
39,000	E.ON	1,192,599
	INDUSTRIAL CONGLOMERATES – 3.5%
25,000	Siemens	3,430,787
	INSURANCE – 2.3%
16,000	Allianz	2,248,377
	PHARMACEUTICALS – 1.9%
24,000	Bayer	1,860,820
	SOFTWARE – 5.2%
25,000	SAP	1,532,520
21,000	Software	3,483,503
		5,016,023
	TEXTILES, APPAREL & LUXURY GOODS – 2.0%
30,000	Adidas	1,892,449
	THRIFTS & MORTGAGE FINANCE – 2.9%
88,000	Aareal Bank*	2,825,854
	Total Common Stocks (cost $22,051,386)	31,568,018
	PREFERRED STOCKS – 3.8%
	AUTOMOBILES – 1.7%
10,000	Volkswagen (cost $951,062)	1,624,045

Shares	Description	Value(a)
	HOUSEHOLD PRODUCTS – 2.1%
34,000	Henkel & Co.† (cost $1,288,680)	$2,108,833
	Total Preferred Stocks (cost $2,239,742)	3,732,878
	Total Investments in German Securities (cost $24,291,128)	35,300,896
INVESTMENTS IN FRENCH COMMON STOCKS – 16.6%
	COMMERCIAL BANKS – 4.0%
60,000	Societe Generale	3,903,669
	HEALTH CARE EQUIPMENT & SUPPLIES – 2.3%
30,000	Essilor International	2,230,668
	HOTELS, RESTAURANTS & LEISURE – 1.2%
25,000	Accor	1,124,735
	MULTI-UTILITIES – 2.5%
60,000	GDF Suez	2,447,775
	OIL, GAS & CONSUMABLE FUELS – 4.0%
64,000	Total	3,901,001
	TEXTILES, APPAREL & LUXURY GOODS – 2.6%
16,000	LVMH Moet Hennessy Louis Vuitton	2,536,037
	Total Investments in French Common Stocks (cost $14,794,576)	16,143,885
INVESTMENTS IN SWISS COMMON STOCKS – 10.8%
	COMMERCIAL SERVICES & SUPPLIES – 1.1%
20,500	Gategroup Holding*	1,083,133
	ELECTRICAL EQUIPMENT – 2.2%
88,000	ABB*	2,121,386
	INSURANCE – 2.6%
9,000	Zurich Financial Services	2,528,576

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN SWISS COMMON STOCKS – 10.8% (continued)
	METALS & MINING – 2.9%
120,000	Xstrata	$2,802,510
	PROFESSIONAL SERVICES – 2.0%
30,000	Adecco	1,980,112
	Total Investments in Swiss Common Stocks (cost $8,722,763)	10,515,717
INVESTMENTS IN SPANISH COMMON STOCKS – 9.8%
	COMMERCIAL BANKS – 3.6%
300,000	Banco Santander	3,487,335
	DIVERSIFIED TELECOMMUNICATION SERVICES – 3.8%
150,000	Telefonica	3,759,995
	OIL, GAS & CONSUMABLE FUELS – 2.4%
68,000	Repsol YPF	2,332,694
	Total Investments in Spanish Common Stocks (cost $6,257,977)	9,580,024
INVESTMENTS IN DUTCH COMMON STOCKS – 9.0%
	CHEMICALS – 2.3%
36,000	Koninklijke DSM	2,214,747
	DIVERSIFIED FINANCIAL SERVICES – 3.4%
260,000	ING Groep*	3,295,003
	ENERGY EQUIPMENT & SERVICES – 3.3%
110,000	SBM Offshore	3,196,723
	Total Investments in Dutch Common Stocks (cost $6,583,767)	8,706,473

Shares	Description	Value(a)
INVESTMENTS IN FINNISH COMMON STOCKS – 6.1%
	AUTO COMPONENTS – 1.3%
30,000	Nokian Renkaat	$1,278,377
	CONSTRUCTION & ENGINEERING – 2.3%
76,000	Yit	2,256,096
	MACHINERY – 2.5%
44,000	Metso†	2,368,822
	Total Investments in Finnish Common Stocks (cost $4,525,446)	5,903,295
INVESTMENTS IN ITALIAN COMMON STOCKS – 4.1%
	COMMERCIAL BANKS – 3.0%
1,200,000	UniCredit	2,969,683
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.1%
380,000	Enel Green Power	1,055,793
	Total Investments in Italian Common Stocks (cost $3,688,679)	4,025,476
INVESTMENTS IN UNITED KINGDOM'S COMMON STOCKS – 3.1%
	COMMERCIAL SERVICES & SUPPLIES – 1.8%
70,000	Aggreko	1,768,319
	ENERGY EQUIPMENT & SERVICES – 1.3%
48,000	Subsea 7	1,211,753
	Total Investments in British Common Stocks (cost $2,681,397)	2,980,072

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN LUXEMBOURG COMMON STOCKS – 2.1%
	MEDIA – 2.1%
80,000	SES	$2,063,226
	Total Investments in Luxembourg Common Stocks (cost $2,097,894)	2,063,226
INVESTMENTS IN DANISH COMMON STOCKS – 1.2%
	CHEMICALS – 1.2%
50,000	Christian Hansen Holding	1,137,921
	Total Investments in Danish Common Stocks (cost $834,047)	1,137,921
INVESTMENTS IN NORWEGIAN COMMON STOCKS – 0.9%
	FOOD PRODUCTS – 0.9%
700,000	Marine Harvest	869,023
	Total Investments in Norwegian Common Stocks (cost $572,550)	869,023
	Total Investments in Common and Preferred Stocks – 100.0% (cost $75,050,224)	97,226,008
SECURITIES LENDING COLLATERAL – 9.0%
8,747,885	Daily Assets Fund Institutional, 0.22% (cost $8,747,885)(b)(c)	8,747,885
	Total Investments – 109.0% (cost $83,798,109)**	105,973,893
	Other Assets and Liabilities, Net – (9.0%)	(8,753,133)
	NET ASSETS – 100.0%	$97,220,760

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

  *  Non-income producing security.

  **  The cost for federal income tax purposes was $83,919,258. At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $22,054,635. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,511,298 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,456,663.

  †  All or a portion of these securities were on loan amounting to $4,253,772. In addition, a prepaid loan is included in other assets and liabilities, amounting to $4,032,018, that are also on loan. The value of all securities loaned at March 31, 2011 amounted to $8,285,790, which is 8.5% of net assets.

  (a)  Value stated in US dollars.

  (b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

  (c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Germany	$35,300,896	$—	$—	$35,300,896
France	16,143,885	—	—	16,143,885
Switzerland	10,515,717	—	—	10,515,717
Spain	9,580,024	—	—	9,580,024
Netherlands	8,706,473	—	—	8,706,473
Finland	5,903,295	—	—	5,903,295
Italy	4,025,476	—	—	4,025,476
United Kingdom	2,980,072	—	—	2,980,072
Luxembourg	2,063,226	—	—	2,063,226
Denmark	1,137,921	—	—	1,137,921
Norway	869,023	—	—	869,023
Short-Term Instruments	8,747,885	—	—	8,747,885
Total	$105,973,893	$—	$—	$105,973,893

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.

(d) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011